Seward & Kissel LLP
                               1200 G Street, N.W.
                             Washington, D.C. 20005


                                                                  April 20, 2005

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

          Re:  Sequoia Fund, Inc.
              (File Nos. 2-35566 and 811-1976)


Dear Sir or Madam:

          On behalf of Sequoia Fund, Inc. (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the prospectus and statement additional of information for the Fund that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Fund's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on April 15, 2005.


                                             Sincerely,

                                             /s/  Michelle C. Roberts
                                             -------------------------
                                                  Michelle C. Roberts




69900.0020 #564461